RELATED PARTY BALANCES AND TRANSACTIONS (Details Textual) - USD ($) $ in Thousands	1 Months Ended					12 Months Ended
	Jan. 31, 2015	Aug. 31, 2014	Aug. 20, 2013	Jul. 31, 2013	Aug. 31, 2012	Dec. 31, 2014
Consultant [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party				$ 1	$ 6
Increase In Monthly Fee			$ 15
Consultant Bonus Grant In Period						$ 80
Consultant Bonus Grant In Period, Addition						70
Shareholders [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 28		$ 15
Consultant One [Member]
Related Party Transaction [Line Items]
Increase In Monthly Fee		$ 19				4
Consultant Bonus Grant In Period						$ 90